Impairment Charges (Components Of Fair Values In Relation To Their Respective Carrying Values) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage Of Fair Value In Excess Of Carrying Percentage Of fair Value In excess Of Carrying Value	18.00%
Goodwill		$ 926.8	$ 991.5	$ 926.6
Terminal Values Long- term Growth Rate		3.00%
Specialized Products:
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill		210.0	274.3	271.6
Specialized Products: | CVP unit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill		13.0
10-25%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill		108.6
10-year Compound Annual Growth Rate Range		3.30%
Terminal Values Long- term Growth Rate		3.00%
Discount Rate Ranges		10.50%
25% (1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill		$ 818.2
Terminal Values Long- term Growth Rate		3.00%
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
10-year Compound Annual Growth Rate Range		1.50%
Discount Rate Ranges		8.00%
Minimum | 10-25%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage Of Fair Value In Excess Of Carrying Percentage Of fair Value In excess Of Carrying Value		10.00%
Minimum | 25% (1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage Of Fair Value In Excess Of Carrying Percentage Of fair Value In excess Of Carrying Value		25.00%
10-year Compound Annual Growth Rate Range		1.50%
Discount Rate Ranges		8.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
10-year Compound Annual Growth Rate Range		5.00%
Discount Rate Ranges		10.50%
Maximum | 10-25%
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage Of Fair Value In Excess Of Carrying Percentage Of fair Value In excess Of Carrying Value		25.00%
Maximum | 25% (1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
10-year Compound Annual Growth Rate Range		5.00%
Discount Rate Ranges		10.00%